DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) - Net revenues	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product concentration | K-12 Robotics Programming
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	46.40%	49.20%	30.30%
Product concentration | K-12 Programming
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	24.10%	34.20%	39.80%
Product concentration | Major Products
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	70.50%	83.40%	70.10%
Geographic concentration | Beijing
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	17.50%	10.60%	11.20%